JPMorgan Opportunistic Equity Long/Short Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 97.9%
Common Stocks — 63.0%
Automobiles — 9.3%
NIO, Inc., ADR (China) *	1,385	16,714
Tesla, Inc. *	108	18,757
		35,471
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B * (a)	26	8,118
Electric Utilities — 13.2%
NextEra Energy, Inc. (a)	345	25,774
PG&E Corp. *	1,561	24,818
		50,592
Health Care Equipment & Supplies — 1.9%
Stryker Corp.	28	7,212
Health Care Providers & Services — 9.9%
Humana, Inc. (a)	15	7,637
UnitedHealth Group, Inc. (a)	60	30,266
		37,903
Hotels, Restaurants & Leisure — 2.1%
Las Vegas Sands Corp. *	27	1,591
Marriott International, Inc., Class A	24	4,144
Royal Caribbean Cruises Ltd. *	25	1,638
Yum China Holdings, Inc. (China)	11	658
		8,031
Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd., ADR (China) *	9	962
JD.com, Inc., ADR (China)	21	1,261
		2,223
IT Services — 4.9%
Fiserv, Inc. * (a)	177	18,899
Oil, Gas & Consumable Fuels — 3.1%
Exxon Mobil Corp. (a)	104	12,036
Semiconductors & Semiconductor Equipment — 8.1%
NXP Semiconductors NV (China)	104	19,116
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	128	11,873
		30,989
Software — 1.1%
Zscaler, Inc. *	35	4,404
Specialty Retail — 1.2%
AutoZone, Inc. *	1	2,395
O'Reilly Automotive, Inc. *	3	2,271
		4,666
Technology Hardware, Storage & Peripherals — 5.1%
Seagate Technology Holdings plc	289	19,562

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	12	1,493
Total Common Stocks (Cost $220,692)		241,599
Exchange-Traded Funds — 5.4%
Exchange-Traded Fund — 5.4%
SPDR S&P 500 ETF Trust(Cost $19,175)	50	20,539
Short-Term Investments — 29.5%
Investment Companies — 29.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (b) (c)(Cost $113,191)	113,176	113,244
Total Long Positions (Cost $353,058)		375,382
Short Positions — (33.5)%
Common Stocks — (28.3)%
Air Freight & Logistics — (1.0)%
CH Robinson Worldwide, Inc.	(39)	(3,889)
Beverages — (0.3)%
Brown-Forman Corp., Class B	(15)	(1,013)
Building Products — (1.2)%
Masco Corp.	(85)	(4,519)
Consumer Finance — (1.6)%
Ally Financial, Inc.	(194)	(6,307)
Electrical Equipment — (0.4)%
Eaton Corp. plc	(8)	(1,369)
Entertainment — (0.8)%
Roku, Inc. *	(57)	(3,262)
Equity Real Estate Investment Trusts (REITs) — (0.8)%
Boston Properties, Inc.	(15)	(1,150)
Host Hotels & Resorts, Inc.	(66)	(1,237)
SL Green Realty Corp.	(18)	(722)
		(3,109)
Food & Staples Retailing — (0.4)%
Walgreens Boots Alliance, Inc.	(38)	(1,389)
Food Products — (0.8)%
Campbell Soup Co.	(16)	(818)
General Mills, Inc.	(20)	(1,613)
Kellogg Co.	(12)	(829)
		(3,260)
Health Care Equipment & Supplies — (1.7)%
Edwards Lifesciences Corp. *	(87)	(6,641)

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Household Durables — (0.7)%
Mohawk Industries, Inc. *	(10)	(1,263)
Newell Brands, Inc.	(88)	(1,401)
		(2,664)
Household Products — (0.4)%
Kimberly-Clark Corp.	(11)	(1,378)
IT Services — (1.0)%
Cloudflare, Inc., Class A *	(74)	(3,917)
Life Sciences Tools & Services — (0.8)%
Thermo Fisher Scientific, Inc.	(5)	(2,962)
Machinery — (0.4)%
Parker-Hannifin Corp.	(4)	(1,403)
Media — (0.8)%
Paramount Global, Class B	(139)	(3,218)
Pharmaceuticals — (0.2)%
Zoetis, Inc.	(4)	(745)
Road & Rail — (2.1)%
Old Dominion Freight Line, Inc.	(22)	(7,196)
RXO, Inc. *	(47)	(869)
		(8,065)
Semiconductors & Semiconductor Equipment — (4.3)%
Applied Materials, Inc.	(113)	(12,636)
Intel Corp.	(133)	(3,741)
		(16,377)
Software — (0.2)%
Paycom Software, Inc. *	(2)	(654)
Specialty Retail — (4.3)%
CarMax, Inc. *	(207)	(14,539)
Signet Jewelers Ltd.	(26)	(2,019)
		(16,558)
Technology Hardware, Storage & Peripherals — (2.1)%
Apple, Inc.	(37)	(5,350)
Hewlett Packard Enterprise Co.	(121)	(1,946)
HP, Inc.	(25)	(745)
		(8,041)
Trading Companies & Distributors — (2.0)%
Fastenal Co.	(155)	(7,831)
Total Common Stocks (Proceeds $(103,225))		(108,571)

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Exchange-Traded Funds — (5.2)%
Exchange-Traded Fund — (5.2)%
Invesco QQQ Trust * (Proceeds $(18,461))	(67)	(19,749)
Total Short Positions (Proceeds $(121,686))		(128,320)
Total Investments — 64.4% (Cost $231,372)		247,062
Other Assets Less Liabilities — 35.6%		136,313
Net Assets — 100.0%		383,375

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $56,800.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$375,382	$—	$—	$375,382
Total Liabilities for Securities Sold Short (a)	$(128,320)	$—	$—	$(128,320)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$176,262	$219,396	$282,532	$66	$52	$113,244	113,176	$2,292	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.